Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	3 Months Ended
Mar. 31, 2012
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	185,000
Vested	(667,974)
Forfeited	(94,423)
Ending Balance	1,956,913
Weighted Average Exercise Price
Beginning Balance	$ 23.30
Granted	$ 20.59
Vested	$ 25.03
Forfeited	$ 23.96
Ending Balance	$ 22.42
Weighted Average Fair Value
Beginning Balance	$ 9.11
Granted	$ 8.20
Vested	$ 9.37
Forfeited	$ 8.78
Ending Balance	$ 8.78